UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Equity Income Fund

(formerly Scudder Tax Advantaged Dividend Fund)

	Shares	Value ($)

Common Stocks 84.7%
Consumer Discretionary 7.9%
Hotels Restaurants & Leisure 2.2%
Carnival Corp.	30,400	1,423,328
Station Casinos, Inc.	23,300	1,795,964

		3,219,292
Media 1.4%
Regal Entertainment Group "A"	94,400	1,984,288
Multiline Retail 1.3%
Federated Department Stores, Inc.	23,632	1,839,751
Specialty Retail 3.0%
Abercrombie & Fitch Co. "A"	27,600	1,676,148
Limited Brands, Inc.	42,400	1,087,136
TJX Companies, Inc.	66,700	1,609,471

		4,372,755
Consumer Staples 6.0%
Beverages 1.1%
Diageo PLC (ADR)	23,000	1,523,750
Food & Staples Retailing 1.2%
CVS Corp.	59,600	1,771,312
Food Products 0.9%
Unilever NV (New York Shares)	19,100	1,375,009
Tobacco 2.8%
Altria Group, Inc.	32,919	2,408,354
UST, Inc.	36,100	1,585,873

		3,994,227
Energy 9.2%
Energy Equipment & Services 1.0%
GlobalSantaFe Corp.	23,500	1,438,435
Oil, Gas & Consumable Fuels 8.2%
Amerada Hess Corp.	14,400	2,063,088
BP PLC (ADR)	13,495	994,851
Chevron Corp.	17,140	1,045,883
ConocoPhillips	12,174	814,441
ExxonMobil Corp.	70,639	4,455,908
Marathon Oil Corp.	31,600	2,507,776

		11,881,947
Financials 29.5%
Banks 7.6%
AmSouth Bancorp.	52,389	1,516,138
BB&T Corp.	25,330	1,087,670
New York Community Bancorp., Inc.	77,800	1,338,938
PNC Financial Services Group, Inc.	18,542	1,325,197

SunTrust Banks, Inc.	20,319	1,571,268
Valley National Bancorp.	41,900	1,091,076
Wachovia Corp.	17,500	1,047,375
Washington Mutual, Inc.	43,000	1,937,580

		10,915,242
Capital Markets 5.3%
Ameriprise Financial, Inc.	31,300	1,534,952
Merrill Lynch & Co., Inc.	34,000	2,592,840
Morgan Stanley	56,100	3,607,230

		7,735,022
Diversified Financial Services 10.2%
Bank of America Corp.	117,504	5,865,800
Citigroup, Inc.	74,333	3,712,933
JPMorgan Chase & Co.	113,852	5,166,604

		14,745,337
Insurance 4.4%
Allstate Corp.	29,800	1,683,402
American International Group, Inc.	55,100	3,595,275
Lincoln National Corp.	18,800	1,091,904

		6,370,581
Real Estate 2.0%
Host Marriott Corp. (REIT)	96,000	2,017,920
Liberty Property Trust (REIT)	18,600	831,420

		2,849,340
Health Care 9.0%
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	56,907	2,145,394
Pharmaceuticals 7.5%
Abbott Laboratories	31,279	1,336,864
Bristol-Myers Squibb Co.	30,746	780,334
Merck & Co., Inc.	25,130	864,975
Novartis AG (ADR)	30,900	1,777,059
Pfizer, Inc.	126,100	3,194,113
Wyeth	59,860	2,913,386

		10,866,731
Industrials 5.0%
Aerospace & Defense 2.3%
Honeywell International, Inc.	78,759	3,347,257
Electrical Equipment 0.7%
Emerson Electric Co.	11,886	1,009,716
Industrial Conglomerates 2.0%
General Electric Co.	33,018	1,142,093
Textron, Inc.	19,509	1,754,834

		2,896,927
Information Technology 6.4%
Communications Equipment 2.0%
Nokia Oyj (ADR)	124,700	2,825,702
Computers & Peripherals 1.4%
Hewlett-Packard Co.	60,248	1,956,252
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.	34,600	1,312,032

Texas Instruments, Inc.	38,984	1,353,135

		2,665,167
Software 1.2%
Microsoft Corp.	74,800	1,806,420
Materials 1.9%
Chemicals 0.7%
PPG Industries, Inc.	15,515	1,041,367
Containers & Packaging 1.2%
Packaging Corp. of America	74,300	1,670,264
Telecommunication Services 5.3%
Diversified Telecommunication Services
AT&T, Inc.	37,800	990,738
BellSouth Corp.	36,400	1,229,592
Citizens Communications Co.	258,900	3,438,192
Verizon Communications, Inc.	57,800	1,909,134

		7,567,656
Utilities 4.5%
Electric Utilities 1.1%
FPL Group, Inc.	40,218	1,592,633
Multi-Utilities 3.4%
Ameren Corp.	18,300	921,771
Duke Energy Corp.	88,200	2,568,384
SCANA Corp.	37,100	1,452,094

		4,942,249

Total Common Stocks (Cost $108,318,284)		122,350,023
Open End Investment Companies 15.1%
DWS Core Fixed Income Fund (a)	1,125,143	11,813,999
DWS High Income Fund (a)	1,850,308	10,010,168

Total Open End Investment Companies (Cost $22,279,610)		21,824,167
Cash Equivalents 0.8%
Cash Management QP Trust, 4.78% (b) (Cost $1,139,991)	1,139,991	1,139,991
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 131,737,885)	100.6	145,314,181
Other Assets and Liabilities, Net	(0.6)	(886,129)

Net Assets	100.0	144,428,052

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)		DWS Core Fixed Income Fund and DWS High Income Fund, affiliated funds, are managed by Deutsche Asset Management, Inc.
(b)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006